Retained Earnings and Accumulated Other Comprehensive Income - Legal Reserve (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retained Earnings and Accumulated Other Comprehensive Income
Increase in legal reserve as a percentage of annual net profits	5.00%
Threshold increase in legal reserve as a percentage of capital stock	20.00%
Legal reserve	$ 2,139,007	$ 2,139,007
Increase in legal reserve as percentage of capital stock	20.00%
Additional increase in legal reserve as a percentage	0.00%	0.00%	0.00%